JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Banks — 5.0%
Fifth Third Bancorp	4,075	174,589
First Citizens BancShares, Inc., Class A	89	163,082
M&T Bank Corp.	994	176,997
Regions Financial Corp.	7,530	175,679
		690,347
Beverages — 1.5%
Constellation Brands, Inc., Class A	389	100,281
Keurig Dr Pepper, Inc.	2,931	109,840
		210,121
Building Products — 2.5%
Carlisle Cos., Inc.	411	184,770
Fortune Brands Innovations, Inc.	1,833	164,142
		348,912
Capital Markets — 5.8%
Ameriprise Financial, Inc.	574	269,672
Blue Owl Capital, Inc. (a)	3,647	70,612
Northern Trust Corp.	1,057	95,205
Raymond James Financial, Inc. (a)	1,684	206,164
State Street Corp.	1,901	168,166
		809,819
Chemicals — 1.9%
Celanese Corp.	749	101,860
RPM International, Inc.	1,341	162,218
		264,078
Commercial Services & Supplies — 0.6%
Veralto Corp.	800	89,469
Communications Equipment — 0.6%
Motorola Solutions, Inc.	175	78,812
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	307	165,062
Consumer Finance — 0.9%
Discover Financial Services	886	124,358
Consumer Staples Distribution & Retail — 1.8%
Kroger Co. (The)	2,037	116,722
US Foods Holding Corp. *	2,132	131,141
		247,863
Containers & Packaging — 3.7%
Ball Corp.	1,560	105,956
Graphic Packaging Holding Co.	2,412	71,379
International Paper Co.	2,273	111,023
Packaging Corp. of America	515	110,936
Silgan Holdings, Inc.	2,135	112,098
		511,392

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 1.6%
Genuine Parts Co.	764	106,665
LKQ Corp.	2,776	110,829
		217,494
Electric Utilities — 3.4%
Edison International	1,126	98,031
PG&E Corp.	10,656	210,672
Xcel Energy, Inc.	2,504	163,540
		472,243
Electrical Equipment — 4.4%
Acuity Brands, Inc.	645	177,636
AMETEK, Inc.	1,338	229,713
Hubbell, Inc.	459	196,655
		604,004
Electronic Equipment, Instruments & Components — 4.8%
Flex Ltd. *	3,190	106,644
Jabil, Inc.	774	92,796
TD SYNNEX Corp.	919	110,283
Teledyne Technologies, Inc. *	455	199,010
Zebra Technologies Corp., Class A *	413	153,003
		661,736
Energy Equipment & Services — 0.7%
Baker Hughes Co.	2,666	96,372
Entertainment — 1.4%
Take-Two Interactive Software, Inc. *	807	123,972
Warner Music Group Corp., Class A	2,354	73,695
		197,667
Financial Services — 2.6%
Block, Inc. *	520	34,910
Fidelity National Information Services, Inc.	1,889	158,200
MGIC Investment Corp.	6,577	168,364
		361,474
Food Products — 2.6%
General Mills, Inc.	1,762	130,108
Hershey Co. (The)	650	124,629
Post Holdings, Inc. *	966	111,835
		366,572
Gas Utilities — 0.5%
National Fuel Gas Co.	1,129	68,424
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	476	82,042

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.4%
Globus Medical, Inc., Class A *	1,666	119,198
Zimmer Biomet Holdings, Inc.	714	77,085
		196,283
Health Care Providers & Services — 6.2%
Cencora, Inc.	995	224,013
Henry Schein, Inc. *	2,296	167,409
Humana, Inc.	434	137,531
Labcorp Holdings, Inc.	562	125,522
Quest Diagnostics, Inc.	713	110,673
Universal Health Services, Inc., Class B	388	88,829
		853,977
Health Care REITs — 0.7%
Ventas, Inc.	1,508	96,691
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	5,158	90,776
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.	673	110,482
Expedia Group, Inc. *	737	109,026
		219,508
Household Durables — 1.2%
Mohawk Industries, Inc. *	1,029	165,407
Industrial REITs — 0.5%
Rexford Industrial Realty, Inc.	1,469	73,889
Insurance — 5.8%
Arch Capital Group Ltd. *	1,890	211,459
Hartford Financial Services Group, Inc. (The)	1,551	182,407
Loews Corp.	3,161	249,836
WR Berkley Corp.	2,722	154,423
		798,125
Interactive Media & Services — 0.8%
IAC, Inc. *	1,998	107,530
IT Services — 1.0%
GoDaddy, Inc., Class A *	867	136,008
Machinery — 6.3%
Dover Corp.	964	184,903
Ingersoll Rand, Inc.	1,219	119,632
ITT, Inc.	1,263	188,763
Lincoln Electric Holdings, Inc.	726	139,401
Middleby Corp. (The) *	708	98,448
Snap-on, Inc.	238	69,088
Timken Co. (The)	851	71,748
		871,983

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	1,997	99,702
Multi-Utilities — 4.3%
CMS Energy Corp.	2,547	179,896
NiSource, Inc.	3,583	124,164
Public Service Enterprise Group, Inc.	889	79,322
WEC Energy Group, Inc.	2,204	211,955
		595,337
Oil, Gas & Consumable Fuels — 4.2%
Coterra Energy, Inc.	5,837	139,795
Diamondback Energy, Inc.	1,078	185,923
Williams Cos., Inc. (The)	5,512	251,623
		577,341
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	856	95,350
Professional Services — 1.5%
Parsons Corp. *	843	87,375
UL Solutions, Inc., Class A	2,371	116,904
		204,279
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,035	128,805
Residential REITs — 2.7%
American Homes 4 Rent, Class A	3,425	131,473
AvalonBay Communities, Inc.	634	142,803
Mid-America Apartment Communities, Inc.	631	100,279
		374,555
Retail REITs — 1.2%
Regency Centers Corp.	2,385	172,275
Semiconductors & Semiconductor Equipment — 2.0%
Microchip Technology, Inc.	2,009	161,295
ON Semiconductor Corp. *	1,588	115,287
		276,582
Specialized REITs — 2.2%
Public Storage	396	144,135
Weyerhaeuser Co.	4,668	158,053
		302,188
Specialty Retail — 2.6%
AutoZone, Inc. *	48	150,874
Bath & Body Works, Inc.	2,296	73,281
Best Buy Co., Inc.	1,344	138,857
		363,012
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.	1,590	103,299

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	599	116,080
Tapestry, Inc.	1,176	55,260
		274,639
Total Common Stocks (Cost $7,998,742)		13,742,503
Short-Term Investments — 1.0%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $127,951)	127,925	128,002
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $3,795)	3,795	3,795
Total Short-Term Investments (Cost $131,746)		131,797
Total Investments — 100.2% (Cost $8,130,488)		13,874,300
Liabilities in Excess of Other Assets — (0.2)%		(23,351)
NET ASSETS — 100.0%		13,850,949

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $3,680.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,874,300	$—	$—	$13,874,300

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$174,796	$840,686	$887,643	$112	$51	$128,002	127,925	$4,740	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	5,977	3,810	5,993	1	—	3,795	3,795	7	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	1,295	9,891	11,186	—	—	—	—	7	—
Total	$182,068	$854,387	$904,822	$113	$51	$131,797		$4,754	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.